Summary of Significant Accounting Policies (Details 6) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Revenue		$ 962,195	$ 752,764	$ 569,946
Percentage of revenue		100.00%	100.00%	100.00%
United States
Concentration Risk [Line Items]
Revenue		$ 507,094	$ 399,596	$ 285,619
Percentage of revenue		53.00%	53.00%	50.00%
United Kingdom
Concentration Risk [Line Items]
Revenue		$ 193,959	$ 182,904	$ 173,584
Percentage of revenue		20.00%	24.00%	30.00%
European Union
Concentration Risk [Line Items]
Revenue		$ 175,568	$ 125,547	$ 92,566
Percentage of revenue		18.00%	17.00%	16.00%
Israel
Concentration Risk [Line Items]
Revenue		$ 3,748	$ 2,746	$ 1,806
Percentage of revenue	[1]
Other
Concentration Risk [Line Items]
Revenue		$ 81,826	$ 41,971	$ 16,371
Percentage of revenue		9.00%	6.00%	3.00%

[1]	Less than 1%